February 23, 2005

U.S.  Securities and Exchange Commission
Office of Filings, Information and Consumer Services
Attn:  Filer Support — Mail Stop 0-7
6432 General Green Way
Alexandria, VA 22312-2413

Ladies and Gentlemen:

Filed herewith is the Ball Corporation Annual Report on Form 10-K for the year ended December 31, 2004.

Sincerely,

/s/  Raymond J. Seabrook

Raymond J. Seabrook
Senior Vice President and Chief Financial Officer